Basic and Diluted Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share Disclosure [Line Items]
Net income	$ 21,254	$ 11,626	$ 14,935
- allocated to ordinary share - basic	21,117	11,583	14,891
- allocated to nonvested share - basic	$ 137	$ 43	$ 44
Weighted average number of ordinary shares outstanding	133,060,900	132,363,620	131,432,211
Weighted average number of nonvested share	862,436	487,685	400,644
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	214,781	265,850	1,370,400
Weighted average ordinary shares outstanding used in computing diluted net income per share	134,138,117	133,117,155	133,203,255
Basic net income per share	$ 0.16	$ 0.09	$ 0.11
Basic net income per nonvested share	0.16	0.09	0.11
Diluted net income per share	0.16	0.09	0.11
Diluted net income per nonvested share	$ 0.16	$ 0.09	$ 0.11